Offerings	Oct. 08, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of:
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share (the "Class A Ordinary Shares"), of DarkIris Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. The Registrant is filing this registration statement pursuant to Rule 462(b) under the Securities Act solely to register an additional $1,000,000 in proposed maximum aggregate offering price of securities previously registered on the Registration Statement on Form F-1, as amended (File No. 333-299200) (the "Prior Registration Statement"), declared effective by the Securities and Exchange Commission on October 8, 2026, consisting of Units, Pre-Funded Units, Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants, and Class A Ordinary Shares issuable upon exercise of the Warrants (each as defined in the Prior Registration Statement), in connection with an increase in the public offering price from $1.20 to $1.44 per Unit and from $1.1999 to $1.4399 per Pre-Funded Unit. The number of each class of securities remains as set forth in the Prior Registration Statement. The additional amount represents no more than 20% of the maximum aggregate offering price set forth in the Calculation of Filing Fee Tables filed as an exhibit to the Prior Registration Statement. The information set forth in the Prior Registration Statement, including all exhibits thereto, is incorporated by reference herein.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	One Class A Ordinary Share or one Pre-Funded Warrant and
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share (the "Class A Ordinary Shares"), of DarkIris Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. No separate registration fee is payable with respect to the Warrants and the Pre-Funded Warrants included in the Units and the Pre-Funded Units pursuant to Rule 457(g) under the Securities Act. The Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants are included in the price of the Pre-Funded Units pursuant to Rule 457(i) under the Securities Act. Because the exercise price of the Warrants remains unchanged from that set forth in the Prior Registration Statement and no additional Warrants are being registered hereby, the proposed maximum aggregate offering price of the Class A Ordinary Shares issuable upon exercise of the Warrants is not increased, and no additional registration fee is payable with respect thereto.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	One Warrant to Purchase Class A Ordinary Share and
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share (the "Class A Ordinary Shares"), of DarkIris Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. No separate registration fee is payable with respect to the Warrants and the Pre-Funded Warrants included in the Units and the Pre-Funded Units pursuant to Rule 457(g) under the Securities Act. The Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants are included in the price of the Pre-Funded Units pursuant to Rule 457(i) under the Securities Act. Because the exercise price of the Warrants remains unchanged from that set forth in the Prior Registration Statement and no additional Warrants are being registered hereby, the proposed maximum aggregate offering price of the Class A Ordinary Shares issuable upon exercise of the Warrants is not increased, and no additional registration fee is payable with respect thereto.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share (the "Class A Ordinary Shares"), of DarkIris Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. No separate registration fee is payable with respect to the Warrants and the Pre-Funded Warrants included in the Units and the Pre-Funded Units pursuant to Rule 457(g) under the Securities Act. The Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants are included in the price of the Pre-Funded Units pursuant to Rule 457(i) under the Securities Act. Because the exercise price of the Warrants remains unchanged from that set forth in the Prior Registration Statement and no additional Warrants are being registered hereby, the proposed maximum aggregate offering price of the Class A Ordinary Shares issuable upon exercise of the Warrants is not increased, and no additional registration fee is payable with respect thereto.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Warrants
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share (the "Class A Ordinary Shares"), of DarkIris Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. No separate registration fee is payable with respect to the Warrants and the Pre-Funded Warrants included in the Units and the Pre-Funded Units pursuant to Rule 457(g) under the Securities Act. The Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants are included in the price of the Pre-Funded Units pursuant to Rule 457(i) under the Securities Act. Because the exercise price of the Warrants remains unchanged from that set forth in the Prior Registration Statement and no additional Warrants are being registered hereby, the proposed maximum aggregate offering price of the Class A Ordinary Shares issuable upon exercise of the Warrants is not increased, and no additional registration fee is payable with respect thereto.